EATON VANCE BALANCED FUND

Supplement to Prospectus dated May 1, 2021

Effective December 31, 2021, the following replaces the second paragraph in “Principal Investment Strategies”:

The Fund’s equity securities are primarily common stocks issued by companies with a broad range of market capitalizations, including smaller companies. The Fund’s fixed-income securities may include corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (“MBS”) (including collateralized mortgage obligations and so-called “seasoned” MBS), commercial MBS, asset-backed securities (“ABS”) (including collateralized debt obligations and collateralized loan obligations), convertible debt securities and other hybrid securities (which have characteristics of equity and debt securities), inflation-linked debt securities and municipal securities. The Fund may also invest in floating rate instruments, including loans. A significant portion of the Fund’s fixed-income investments may be in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks. Instruments may be of any credit quality (including in default), but investment in instruments rated below investment grade (including securities, loans and credit derivatives where the credit rating of the reference instrument is below investment grade) is limited to not more than 15% of total fixed income assets. Instruments rated below investment grade (sometimes referred to as “junk”) are rated below BBB by S&P Global Ratings (“S&P”) or by Fitch Ratings (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as ABS and MBS). For purposes of rating restrictions, if instruments are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest in restricted securities and may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign securities directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks and Eurodollar and Yankee Dollar instruments). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”). The portfolio managers may use sector rotation strategies in their management of the Fund.

October 14, 2021	39774 10.14.21

EATON VANCE BALANCED FUND
Supplement to Statement of Additional Information dated May 1, 2021

Effective December 31, 2021, the following is added to “Appendix D: Ratings”:

Kroll Bond Rating Agency (“KBRA”)

KBRA’S RATING SCALES AND SERVICES

KBRA assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA’s ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured obligations. These definitions should be used in conjunction with KBRA’s rating methodologies.

LONG-TERM CREDIT

AAA	Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.
AA	Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.
A	Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.
BBB	Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.
BB	Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.
B	Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.
CCC	Determined to be at substantial risk of loss due to credit-related events, near default or in default with high recovery expectations.
CC	Determined to be near default or in default with average recovery expectations.
C	Determined to be near default or in default with low recovery expectations.
D	KBRA defines default as occurring if:
	1.	There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered.
	2.	The rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result.
	3.	The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

KBRA may append – or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

SHORT-TERM CREDIT

KBRA’s short-term ratings indicate an ability to meet obligations that typically have maturities of 13 months or less when issued by corporate entities, financial institutions, and in connection with structured finance transactions. When applied to municipal obligations, KBRA’s short-term ratings typically indicate an ability to meet obligations of three years or less. Short-term ratings may be assigned to both issuers and to specific obligations. As compared to long-term ratings, greater emphasis is placed on an obligor’s liquidity profile and access to funding. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

K1+	Exceptional ability to meet short-term obligations.
K1	Very strong ability to meet short-term obligations.
K2	Strong ability to meet short-term obligations.
K3	Adequate ability to meet short-term obligations.
B	Questionable ability to meet short-term obligations.
C	Little ability to meet short-term obligations.
D	KBRA defines default as occurring if:
	1.	There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered.
	2.	The rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result.
	3.	The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

With exceptions for certain issuers and sectors, the following correspondence between KBRA’s short- and long-term ratings generally holds:

LONG-TERM RATING	SHORT-TERM RATING
AAA	K1+
AA+
AA
AA-
A+	K1+ or K1
A	K1
A-	K1 or K2
BBB+	K2
BBB	K2 or K3
BBB-	K3
BB+	B
BB
BB-
B+
B
B-
CCC+	C
CCC
CCC-
CC
C
D	D

OTHER

NR	Not Rated - KBRA has not assigned a rating to the obligation, program, or issuer.
WR

Withdrawn Rating - KBRA has withdrawn the rating of a previously rated obligation, program, or issuer. This rating action may be linked to the full repayment of a security, maturity of an obligation, or some other event.

October 14, 2021

Important Notice Regarding Change in Investment Policy

EATON VANCE CORE BOND FUND
Supplement to Prospectus dated May 1, 2021

Effective December 31, 2021, the following replaces the first paragraph in “Principal Investment Strategies”:

The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities, which may include corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (“MBS”) (including collateralized mortgage obligations and so-called “seasoned” MBS), commercial mortgage-backed securities, asset-backed securities (“ABS”) (including collateralized debt obligations and collateralized loan obligations) and convertible debt securities and other hybridsecurities. The Fund may also invest in floating rate instruments, including loans. The Fund may invest significantly in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade securities that are rated at least BBB by S&P Global Ratings (“S&P”) or by Fitch Ratings (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Kroll Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as ABS and MBS) or in unrated securities determined by the investment adviser to be of comparable quality (the “80% Policy”). The Fund limits investment in instruments rated below investment grade (including securities, loans and credit derivatives where the credit rating of the reference instrument is below investment grade) to not more than 15% of its total assets. Instruments rated below investment grade (sometimes referred to as “junk”) are rated below BBB by S&P or Fitch or Baa by Moody’s or BBB by Kroll for securitized debt instruments only or or if unrated determined by the investment adviser to be of comparable quality. The Fund may invest in instruments in any rating category, including those in default. For purposes of rating restrictions, if instruments are rated differently by two or more rating agencies, the highest rating is used. The Fund is expected to have an average effective maturity between five and ten years.

October 14, 2021	39770 10.14.21

EATON VANCE CORE BOND FUND

Supplement to Statement of Additional Information dated May 1, 2021

Effective December 31, 2021, the following is added to “Appendix D: Ratings”:

Kroll Bond Rating Agency (“KBRA”)

KBRA’S RATING SCALES AND SERVICES

KBRA assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA’s ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured obligations. These definitions should be used in conjunction with KBRA’s rating methodologies.

LONG-TERM CREDIT

AAA	Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.
AA	Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.
A	Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.
BBB	Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.
BB	Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.
B	Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.
CCC	Determined to be at substantial risk of loss due to credit-related events, near default or in default with high recovery expectations.
CC	Determined to be near default or in default with average recovery expectations.
C	Determined to be near default or in default with low recovery expectations.
D	KBRA defines default as occurring if:
	1.	There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered.
	2.	The rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result.
	3.	The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

KBRA may append – or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

SHORT-TERM CREDIT

KBRA’s short-term ratings indicate an ability to meet obligations that typically have maturities of 13 months or less when issued by corporate entities, financial institutions, and in connection with structured finance transactions. When applied to municipal obligations, KBRA’s short-term ratings typically indicate an ability to meet obligations of three years or less. Short-term ratings may be assigned to both issuers and to specific obligations. As compared to long-term ratings, greater emphasis is placed on an obligor’s liquidity profile and access to funding. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

K1+	Exceptional ability to meet short-term obligations.
K1	Very strong ability to meet short-term obligations.
K2	Strong ability to meet short-term obligations.
K3	Adequate ability to meet short-term obligations.
B	Questionable ability to meet short-term obligations.
C	Little ability to meet short-term obligations.
D	KBRA defines default as occurring if:
	1.	There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered.
	2.	The rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result.
	3.	The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

With exceptions for certain issuers and sectors, the following correspondence between KBRA’s short- and long-term ratings generally holds:

LONG-TERM RATING	SHORT-TERM RATING
AAA	K1+
AA+
AA
AA-
A+	K1+ or K1
A	K1
A-	K1 or K2
BBB+	K2
BBB	K2 or K3
BBB-	K3
BB+	B
BB
BB-
B+
B
B-
CCC+	C
CCC
CCC-
CC
C
D	D

OTHER

NR	Not Rated - KBRA has not assigned a rating to the obligation, program, or issuer.
WR

Withdrawn Rating - KBRA has withdrawn the rating of a previously rated obligation, program, or issuer. This rating action may be linked to the full repayment of a security, maturity of an obligation, or some other event.

October 14, 2021

EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND
Supplement to Prospectus dated March 1, 2021

Effective December 31, 2021, the following replaces the first and second paragraphs in “Principal Investment Strategies”:

Under normal market conditions, the Fund seeks to achieve its investment objective of real return by investing at least 80% of its net assets (plus any borrowings for investment purposes) in “inflation protected” instruments, which include (i) inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as Treasury Inflation Protected Securities, or “TIPS”), corporations and other issuers and (ii) other fixed or floating-rate debt obligations (including junior and senior loans (“loans”)) with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index (“CPI”) or other measures of inflation (the “80% Policy”). Real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure). The Fund will limit its real duration to 3.5 years or less and will maintain a weighted average credit quality of investment grade (rated BBB or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or by Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)) or, if unrated, determined by the investment adviser to be of comparable quality). The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest in instruments rated below investment grade (below BBB by Moody’s, or equivalently rated by S&P or Fitch, or Kroll (for securitized debt instruments only), or, if unrated, determined by the investment adviser to be of comparable quality). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may invest in repurchase agreements or reverse repurchase agreements. Such instruments may be entered into for purposes of investment leverage. Forward purchases of inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as TIPS), corporations and other issuers will be considered “inflation protected” instruments for purposes of the Fund’s 80% Policy. The Fund may invest in derivative instruments, such as swap agreements, options, forward foreign currency exchange contracts, futures contracts or options on futures. There is no stated limit on the Fund’s use of derivatives. The Fund also may engage in short sales, lend its securities, invest in restricted securities, MBS, commercial MBS or ABS and is authorized to borrow for investment purposes. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls).

October 14, 2021	39776 10.14.21

EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2021

Effective December 31, 2021, the following is added to “Appendix D: Ratings”:

Kroll Bond Rating Agency (“KBRA”)

KBRA’S RATING SCALES AND SERVICES

KBRA assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA’s ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured obligations. These definitions should be used in conjunction with KBRA’s rating methodologies.

LONG-TERM CREDIT

AAA	Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.
AA	Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.
A	Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.
BBB	Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.
BB	Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.
B	Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.
CCC	Determined to be at substantial risk of loss due to credit-related events, near default or in default with high recovery expectations.
CC	Determined to be near default or in default with average recovery expectations.
C	Determined to be near default or in default with low recovery expectations.
D	KBRA defines default as occurring if:
	1.	There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered.
	2.	The rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result.
	3.	The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

KBRA may append – or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

SHORT-TERM CREDIT

KBRA’s short-term ratings indicate an ability to meet obligations that typically have maturities of 13 months or less when issued by corporate entities, financial institutions, and in connection with structured finance transactions. When applied to municipal obligations, KBRA’s short-term ratings typically indicate an ability to meet obligations of three years or less. Short-term ratings may be assigned to both issuers and to specific obligations. As compared to long-term ratings, greater emphasis is placed on an obligor’s liquidity profile and access to funding. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

K1+	Exceptional ability to meet short-term obligations.
K1	Very strong ability to meet short-term obligations.
K2	Strong ability to meet short-term obligations.
K3	Adequate ability to meet short-term obligations.
B	Questionable ability to meet short-term obligations.
C	Little ability to meet short-term obligations.
D	KBRA defines default as occurring if:
	1.	There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered.
	2.	The rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result.
	3.	The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

With exceptions for certain issuers and sectors, the following correspondence between KBRA’s short- and long-term ratings generally holds:

LONG-TERM RATING	SHORT-TERM RATING
AAA	K1+
AA+
AA
AA-
A+	K1+ or K1
A	K1
A-	K1 or K2
BBB+	K2
BBB	K2 or K3
BBB-	K3
BB+	B
BB
BB-
B+
B
B-
CCC+	C
CCC
CCC-
CC
C
D	D

OTHER

NR	Not Rated - KBRA has not assigned a rating to the obligation, program, or issuer.
WR

Withdrawn Rating - KBRA has withdrawn the rating of a previously rated obligation, program, or issuer. This rating action may be linked to the full repayment of a security, maturity of an obligation, or some other event.

October 14, 2021